Note 8 - Segment Information (Tables)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

Archimedes Tech SPAC Partners II Co
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	December 31,	December 31,
	2025	2024
Cash	$1,362,766	$—
Cash held in Trust Account	$239,860,969	$—

		For the Period
	For the Year	from June 7, 2024
	Ended	(Inception) Through
	December 31,	December 31,
	2025	2024
General and administrative expenses	$785,975	$78,700
Interest earned on cash in bank account	61,744	—
Interest earned on cash held in Trust Account	8,710,969	—